Stock-Based Compensation - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2008	Jul. 23, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option grant, description	Options granted may be either incentive stock options or nonstatutory stock options.
Common stock reserved for issuance	9,833,252	32,326,764
Grant date fair value of options vested, per share	$ 3.13	$ 0.42	$ 0.35
Grant date fair value of options vested	$ 782,000	$ 339,000	$ 72,000
Unrecognized compensation cost	$ 5,200,000
Weighted average period for recognition of compensation costs	3 years 2 months 12 days
Stock-based compensation expense capitalized	$ 0	$ 0	$ 0
Two Thousand Eight Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock option plan	10 years
Two Thousand Eight Stock Option Plan [Member] | Nonstatutory Options [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of fair value of common stock, percentage	85.00%
Two Thousand Eight Stock Option Plan [Member] | Ten Percent Stockholder [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of stock option plan	5 years
Two Thousand Eight Stock Option Plan [Member] | Ten Percent Stockholder [Member] | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of fair value of common stock, percentage	110.00%
2015 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for issuance	285,621				285,621
Shares issued under ESPP	0
Two Thousand Eight Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issued				38,059
Stock option issued, exercise price				$ 0.80
Stock option vesting period				3 years
Stock option expiration period				Sep. 30, 2014